Long-term investments	12 Months Ended
Dec. 31, 2022
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments	Long-term investments
Long-term investments consist of the following:

	December 31, 2022	December 31, 2021
Long-term investments carried at fair value
Atlantica (a)	$1,268,140	$1,750,914
Atlantica Yield Energy Solutions Canada Inc. (b)	74,083	95,246
Other	1,984	2,296
	$1,344,207	$1,848,456

Other long-term investments
Equity-method investees (c)	$381,802	$433,850
Development loans receivable from equity-method investees (d)	52,923	31,468
San Antonio Water System and other (e)	27,600	30,508
	$462,325	$495,826
Fair value change, income (loss) and impairment expense related to long-term investments from the years ended December 31 is as follows:

	Year ended December 31,
	2022	2021
Fair value gain (loss) on investments carried at fair value
Atlantica	$(482,774)	$(107,030)
Atlantica Yield Energy Solutions Canada Inc.	(16,018)	(15,915)
Other	(333)	526
	$(499,125)	$(122,419)
Dividend and interest income from investments carried at fair value
Atlantica	$86,664	$83,971
Atlantica Yield Energy Solutions Canada Inc.	20,443	17,222
Other	36	330
	$107,143	$101,523
Other long-term investments
Equity method loss (c)	$(21,416)	$(26,337)
Impairment of equity-method investee (c)	(75,910)	—
Interest and other income	24,102	20,776
	$(73,224)	$(5,561)
Fair value change, income (loss) and impairment expense related to long-term investments	$(465,206)	$(26,457)

(a)Investment in Atlantica
Liberty (AY Holdings) B.V. (“AY Holdings”), an entity controlled and consolidated by AQN, has a share ownership in Atlantica Sustainable Infrastructure PLC (“Atlantica”) of approximately 42% (2021 - 44%). AQN has the flexibility, subject to certain conditions, to increase its ownership of Atlantica up to 48.5%. The total cost for the Atlantica shares as of December 31, 2022 is $1,167,444 (2021 - $1,167,444).
The Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in Atlantica, with changes in fair value reflected in the consolidated statements of operations.
8.Long-term investments (continued)
(b)Investment in AYES Canada
AQN and Atlantica own Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. AYES Canada invested in Windlectric Inc. (“Windlectric”). The investment by AYES Canada in Windlectric is presented as a non-controlling interest held by a related party (notes 17).
AYES Canada is considered to be a VIE based on the disproportionate voting and economic interests of the shareholders. Atlantica is considered to be the primary beneficiary of AYES Canada. Accordingly, AQN's investment in AYES Canada is considered an equity method investment. Under the AYES Canada shareholders agreement, AQN has the option to exchange approximately 3,500,000 shares of AYES Canada into ordinary shares of Atlantica on a one-for-one basis, subject to certain conditions. Consistent with the treatment of the Atlantica shares, the Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in AYES Canada, with changes in fair value reflected in the consolidated statements of operations.
As at December 31, 2022, the Company's maximum exposure to loss is $74,083 (2021 - $95,246), which represents the fair value of the investment.
(c)Equity-method investees
The Renewable Energy Group has non-controlling interests in operating renewable energy facilities and projects under construction with a total carrying value of $310,103 (2021 - $375,460). The Regulated Services Group has non-controlling interest of $56,199 (2021 - 37,492) in a power transmission line project under construction and other non-regulated operating entities owned by its utilities. The Liberty Development JV Inc. platform for non-regulated renewable energy, water and other sectors has a carrying value of $15,500 and (2021 - $20,898) is reported under Corporate.
Operating entities: The Company has interests in the operating entities listed below. The Company is not considered the primary beneficiary as the two partners have joint control and all key decisions must be unanimous. As such, the Company accounts for its interests using the equity method.

	Economic interest	Capacity
Texas Coastal Wind Facilities	51%	861 MW
Blue Hill Wind Facility	20%	175 MW
Red Lily Wind Facility	75%	26.4 MW
Val-Eo Wind Facility	50%	24 MW
During 2021, the Company acquired a 51% interest in four wind facilities located in Texas (“Texas Coastal Wind Facilities”) for $344,883. All facilities achieved commercial operations in 2021. As at December 31, 2022, the Company had issued $113,630 (2021 - $119,750) in letters of credit and guarantees of performance obligations under energy purchase agreements and decommissioning obligations on behalf of the Texas Coastal Wind Facilities. During the fourth quarter of 2022, the Company concluded that primarily as a result of continued challenges with congestion at the facilities, the carrying value of the interest in the Texas Coastal Wind Facilities was other-than-temporarily impaired. Accordingly, the Company performed a fair value analysis based on the income approach and recorded an impairment charge of $75,910 to reduce the carrying value of its equity investment in the Texas Coastal Wind Facilities from $282,726 to 206,816. Changes in assumptions of revenue forecasts, driven by expected production, basis difference and resulting spot prices, projected operating and capital expenditures would affect the estimated fair value.
Development: Pursuant to an agreement between AQN and funds managed by the Infrastructure and Power strategy of Ares Management, LLC (“Ares”), in November 2021 Ares became AQN’s new partner in its non-regulated development platform for renewable energy, water and other sectors as both parties contributed cash or assets of $19,688 to Liberty Development JV Inc. The Company is not considered the primary beneficiary as the two partners have joint control and all key decisions must be unanimous. As such, the Company accounts for its interests using the equity method.
8.Long-term investments (continued)
(c)Equity-method investees (continued)
Construction: The Renewable Energy Group has 50% equity interests in several wind and solar power electric construction projects. AQN and Ares have formed Liberty Construction (US) JV LLC (“Liberty Construction JV”) to jointly construct projects under the Renewable Energy Group. During the year, the Company contributed several projects to joint entities. The transfers resulted in a gain of $nil (2021 - $26,182). The Company holds an option to acquire the remaining interest in most construction projects at a pre-agreed price. The Company is not considered the primary beneficiary as the partners have joint control and all key decisions must be unanimous. As such, the Company accounts for its interests using the equity method.
Changes in the carrying value of equity method investees were as follows:

	2022	2021
Carrying value, January 1	$433,850	$186,452
Additional Investments	110,441	418,434
Net loss attributable to AQN	(21,416)	(26,337)
Other comprehensive income (loss) attributable to AQN (a)	(67,110)	7,733
Operating projects bought back by AQN	—	(129,075)
Dividend received	(1,183)	(2,981)
Impairment	(75,910)	—
Reclassification during the period (note 8(e))	—	(25,634)
Other	3,130	5,258
Carrying value, December 31	$381,802	$433,850
(a) Other comprehensive loss represents the Company’s proportion of the change in fair value, recorded in OCI at the investee level, on energy derivative financial instruments designated as a cash flow hedge,

Summarized combined information for AQN's equity method investees as at December 31 is as follows:

	2022	2021
Total assets	$2,740,132	$2,126,934
Total liabilities	1,507,079	945,971
Net assets	1,233,053	1,180,963
AQN's ownership interest in the entities	332,663	327,555
Difference between investment carrying amount and underlying equity in net assets(a)	49,139	106,295
Total carrying value	$381,802	$433,850
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments, development fees and transaction costs.
8.Long-term investments (continued)
(c)Equity-method investees (continued)
Summarized combined information for AQN's equity method investees for the year ended December 31 (presented at 100%) is as follows:

	2022	2021
Revenue	$65,025	$20,262
Net loss	$(31,070)	$(46,293)
Other comprehensive income (loss) (a)	$(130,729)	$15,177
Net loss attributable to AQN	$(21,416)	$(26,337)
Other comprehensive loss attributable to AQN (a)	$(67,110)	$7,733

(a) Other comprehensive loss represents the Company’s proportion of the change in fair value, recorded in OCI at the investee level, on energy derivative financial instruments designated as a cash flow hedge,

Except for Liberty Global Energy Solutions B.V. (formerly Abengoa-Algonquin Global Energy Solutions B.V.) (“Liberty Global Energy Solutions”), Liberty Development JV Inc. and all construction projects are considered VIEs due to the level of equity at risk and the disproportionate voting and economic interests of the shareholders. The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support for the continued development and construction of the equity investees' projects. As of December 31, 2022, the Company had issued letters of credit and guarantees of performance obligations: under a security of performance for a development opportunity; wind turbine or solar panel supply agreements; engineering, procurement, and construction agreements; interconnection agreements; energy purchase agreements; renewable energy credit agreements; and construction loan agreements. The fair value of the support provided recorded as at December 31, 2022 amounts to $8,824 (2021 - $4,612).
Summarized combined information for AQN's VIEs as at December 31 is as follows:

	2022	2021
AQN's maximum exposure in regards to VIEs
Carrying amount	$122,752	$86,202
Development loans receivable (d)	52,923	31,468
Performance guarantees and other commitments on behalf of VIEs	658,224	409,232
	$833,899	$526,902
The commitments are presented on a gross basis assuming no recoverable value in the assets of the VIEs. The majority of the amounts committed on behalf of VIEs in the above relate to wind turbine or solar panel supply agreements as well as engineering, procurement, and construction agreements.
(d)Development loans receivable from equity investees
The Renewable Energy Group has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support (in the form of letters of credit, escrowed cash, guarantees or indemnities) in amounts necessary for the continued development and construction of the equity investees' projects. The loans generally mature on the twelfth anniversary of the development agreement or commercial operation date.
(e)San Antonio Water System and other
The Company no longer has significant influence over its 20% interest in the San Antonio Water System (“SAWS”), and therefore has discontinued the equity method of accounting in 2021. The investment is accounted for using the cost method prospectively.